Goldrich Mining Company (An Exploration Stage Company) Consolidated Balance Sheets, interim periods unaudited (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,104		$ 585,694		$ 342,871
Prepaid expenses	114,537		83,489		116,580
Other current assets	79,289		78,692		90,162
Total current assets	208,930		747,875		549,613
Property, plant, equipment, and mining claims:
Equipment, net of accumulated depreciation	1,749,279		1,978,730		2,303,667
Mining properties and claims	611,272		611,272		583,172
Total property, plant, equipment and mining claims	2,360,551		2,590,002		2,886,839
Other assets:
Investment in joint venture	55,300
Total other assets	55,300
Total assets	2,624,781		3,337,877		3,436,452
Current liabilities:
Accounts payable and accrued liabilities	424,651		250,944		195,924
Related party payable	108,322		30,405		380,801
Deposit on equipment sale or lease	35,000
Deferred compensation					171,290
Dividend payable on preferred stock	22,083		22,083
Current portion of equipment notes payable	242,383		237,873		220,915
Current portion of notes payable in gold, net of discounts					260,079
Current portion of notes payable in gold, net of discounts, related parties					109,871
Total current liabilities	832,439		541,305		1,338,880
Long-term liabilities:
Equipment notes payable	76,706		193,565		431,438
Notes payable in gold, net of discounts					734,496
Notes payable in gold, net of discounts, related parties					847,511
Remediation liability and asset retirement obligation	322,211		314,282		304,118
Total long-term liabilities	398,917		507,847		2,317,563
Total liabilities	1,231,356		1,049,152		3,656,443
Commitment and contingencies	0	[1]	0	[1]	0	[1]
Stockholders' equity (deficit):
Preferred stock	0		0		0
Convertible preferred stock series A	175,000		175,000		425,000
Common stock	9,550,672		9,314,185		5,293,640
Additional paid-in capital	14,692,570		14,519,949		9,673,743
Deficit accumulated during the exploration stage	(23,024,817)		(21,720,409)		(15,612,374)
Total stockholders' equity (deficit)	1,393,425		2,288,725		(219,991)
Total liabilities and stockholders' equity (deficit)	$ 2,624,781		$ 3,337,877		$ 3,436,452

[1]	See appropriate contingency note for the period